BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, issued	83,651,080	83,651,080
Units of limited partnership interest, outstanding	82,874,653	82,874,653
Series 20
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, issued	3,866,700	3,866,700
Units of limited partnership interest, outstanding	3,828,200	3,828,200
Series 21
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, issued	1,892,700	1,892,700
Units of limited partnership interest, outstanding	1,879,500	1,879,500
Series 22
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, issued	2,564,400	2,564,400
Units of limited partnership interest, outstanding	2,550,145	2,550,145
Series 23
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, issued	3,336,727	3,336,727
Units of limited partnership interest, outstanding	3,303,327	3,303,327
Series 24
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, issued	2,169,878	2,169,878
Units of limited partnership interest, outstanding	2,150,053	2,150,053
Series 25
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, issued	3,026,109	3,026,109
Units of limited partnership interest, outstanding	3,016,809	3,016,809
Series 26
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, issued	3,995,900	3,995,900
Units of limited partnership interest, outstanding	3,926,374	3,926,374
Series 27
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, issued	2,460,700	2,460,700
Units of limited partnership interest, outstanding	2,431,350	2,431,350
Series 28
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, issued	4,000,738	4,000,738
Units of limited partnership interest, outstanding	3,979,139	3,979,139
Series 29
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, issued	3,991,800	3,991,800
Units of limited partnership interest, outstanding	3,911,725	3,911,725
Series 30
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, issued	2,651,000	2,651,000
Units of limited partnership interest, outstanding	2,621,200	2,621,200
Series 31
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, issued	4,417,857	4,417,857
Units of limited partnership interest, outstanding	4,375,757	4,375,757
Series 32
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, issued	4,754,198	4,754,198
Units of limited partnership interest, outstanding	4,706,298	4,706,298
Series 33
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, issued	2,636,533	2,636,533
Units of limited partnership interest, outstanding	2,605,833	2,605,833
Series 34
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, issued	3,529,319	3,529,319
Units of limited partnership interest, outstanding	3,474,319	3,474,319
Series 35
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, issued	3,300,463	3,300,463
Units of limited partnership interest, outstanding	3,277,913	3,277,913
Series 36
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, issued	2,106,838	2,106,838
Units of limited partnership interest, outstanding	2,083,704	2,083,704
Series 37
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, issued	2,512,500	2,512,500
Units of limited partnership interest, outstanding	2,489,100	2,489,100
Series 38
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, issued	2,543,100	2,543,100
Units of limited partnership interest, outstanding	2,536,200	2,536,200
Series 39
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, issued	2,292,151	2,292,151
Units of limited partnership interest, outstanding	2,288,351	2,288,351
Series 40
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, issued	2,630,256	2,630,256
Units of limited partnership interest, outstanding	2,611,356	2,611,356
Series 41
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, issued	2,891,626	2,891,626
Units of limited partnership interest, outstanding	2,865,176	2,865,176
Series 42
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, issued	2,744,262	2,744,262
Units of limited partnership interest, outstanding	2,706,362	2,706,362
Series 43
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, issued	3,637,987	3,637,987
Units of limited partnership interest, outstanding	3,617,987	3,617,987
Series 44
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, issued	2,701,973	2,701,973
Units of limited partnership interest, outstanding	2,682,873	2,682,873
Series 45
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, issued	4,014,367	4,014,367
Units of limited partnership interest, outstanding	3,989,967	3,989,967
Series 46
Units of limited partnership interest, authorized	101,500,000	101,500,000
Beneficial assignee certificates, par value (in dollars per share)	$ 10	$ 10
Assignor limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, issued	2,980,998	2,980,998
Units of limited partnership interest, outstanding	2,965,635	2,965,635